UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ------------------

Check here if Amendment [  ]: Amendment Number:
                                                ---------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Harbinger Holdings, LLC
Address:          450 Park Avenue, 30th Floor
                  New York, NY 10022


Form 13F File Number:  028-13483
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Philip Falcone
Title:            Managing Member
Phone:            212-339-5888

Signature, Place and Date of Signing:


     /s/ Philip Falcone              New York, New York       November 14, 2011
-----------------------------      ----------------------     -----------------
            [Signature]                   [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 3
                                                          -------------------
Form 13F Information Table Entry Total:                           25
                                                          -------------------
Form 13F Information Table Value Total:                       $1,517,695
                                                          -------------------
                                                            (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number  Name

1   028-13482             Harbinger Capital Partners LLC
2   028-12357             Harbinger Capital Partners Special Situations GP, LLC
3   028-14560             Harbinger Group Inc.

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

                                                         HARBINGER HOLDINGS, LLC
                                                       FORM 13F INFORMATION TABLE
                                                   QUARTER ENDED SEPTEMBER 30, 2011

------------------------------------------------------------------------------------------------------------------------------------
                                                           VALUE      SHRS OR   SH/  PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
                                                          -------     -------   ---  ---- ----------  --------  --------------------
       NAME OF ISSUER         TITLE OF CLASS      CUSIP   (x$1000)    PRN AMT   PRN  CALL DISCRETION  MANAGERS  SOLE     SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                  COM NEW           131347304    9,516     675,817  SH          DEFINED       1      675,817
CLIFFS NATURAL RESOURCES INC  COM               18683K101   23,027     450,000  SH          DEFINED       1      450,000
CONSTELLATION ENERGY GROUP I  COM               210371100      212       5,575  SH          DEFINED       1        5,575
CONSTELLATION ENERGY GROUP I  COM               210371100    4,302     113,025  SH          DEFINED       2      113,025
CROSSTEX ENERGY INC           COM               22765Y104   94,360   7,000,000  SH          DEFINED       3    7,000,000
CVR ENERGY INC                COM               12662P108    5,285     250,000  SH          DEFINED       3      250,000
EXCO RESOURCES INC            COM               269279402   28,944   2,700,000  SH          DEFINED       3    2,700,000
FOREST OIL CORP               COM PAR $0.01     346091705    5,179     500,000  SH          DEFINED       3      500,000
GENERAL MOLY INC              COM               370373102    4,056   1,398,475  SH          DEFINED       3    1,398,475
GENON ENERGY INC              COM               37244E107    4,694   1,688,449  SH          DEFINED       1    1,688,449
GENON ENERGY INC              COM               37244E107      788     283,500  SH          DEFINED       2      283,500
HARBINGER GROUP INC           COM               41146A106  486,376  95,932,069  SH          DEFINED       1   95,932,069
HARBINGER GROUP INC           COM               41146A106  108,970  21,493,161  SH          DEFINED       2   21,493,161
HUNTSMAN CORP                 COM               447011107    7,253     750,000  SH          DEFINED       3      750,000
LONE PINE RES INC             COM               54222A106    2,021     306,242  SH          DEFINED       3      306,242
MEDIA GEN INC                 CL A              584404107      309     161,771  SH          DEFINED       1      161,771
NORTH AMERN ENERGY PARTNERS   COM               656844107   40,213   6,909,410  SH          DEFINED       3    6,909,410
OWENS CORNING NEW             *W EXP 10/31/201  690742127      613     475,000  SH          DEFINED       1      475,000
PRESIDENTIAL LIFE CORP        COM               740884101    4,487     545,848  SH          DEFINED       3      545,848
RESEARCH IN MOTION LTD        COM               760975102   15,225     750,000  SH          DEFINED       3      750,000
SOLUTIA INC                   *W EXP 02/27/201  834376147       39      57,928  SH          DEFINED       1       57,928
SPECTRUM BRANDS HLDGS INC     COM               84763R101    1,868      79,100  SH          DEFINED       1       79,100
SPECTRUM BRANDS HLDGS INC     COM               84763R101    2,388     101,089  SH          DEFINED       2      101,089
SPECTRUM BRANDS HLDGS INC     COM               84763R101  655,618  27,756,905  SH          DEFINED       3   27,756,905
WD-40 CO                      COM               929236107   11,952     300,000  SH          DEFINED       3      300,000